Details of Significant Accounts - Revenue, schedule of contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract assets:
Unbilled revenue	$ 2,770	$ 3,660
Contract liabilities:
Advance sales receipts	$ 15,346	$ 13,024